MERRILL LYNCH GROWTH FUND FOR INVESTMENT AND RETIREMENT

                    SUPPLEMENT DATED OCTOBER 18, 1995 TO
                     PROSPECTUS DATED FEBRUARY 28, 1995

     The Fund's shareholders have approved a proposal to change the Fund's
status from a diversified to a non-diversified fund.   In addition, the Fund's
shareholders have approved a proposal to permit the Fund to invest up to 5% of its total assets in debt securities rated investment grade or rated below investment grade by a nationally recognized rating agency (e.g., rated below Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P")) or in unrated debt securities which, in the judgment of Merrill Lynch Asset Management, L.P. ("MLAM"), possess similar credit characteristics as debt securities rated below investment grade (commonly known as "junk bonds"). Accordingly, the disclosure in the Prospectus is amended as set forth below. All other references in the Prospectus to the contrary are modified in accordance with the following.

     The disclosure in the seventh paragraph of the section entitled "Investment Objectives and Policies" is modified by deleting the third sentence in its entirety and adding the following immediately following the first sentence of such paragraph:

     The Fund may invest up to 5% of its total assets in debt securities rated investment grade or rated below investment grade by a nationally recognized rating agency (e.g., rated below Baa by Moody's or BBB by S&P) or in unrated debt securities which, in the judgment of MLAM, possess similar credit characteristics as debt securities rated below investment grade (commonly known as "junk bonds"). The Fund will not invest in debt securities rated in the lowest rating categories (Ca or lower for Moody's and CC or lower for S&P) unless MLAM believes that the financial condition of the issuer or the protection afforded the particular securities is stronger than would otherwise be indicated by such low ratings.

     The following disclosure is added to the first paragraph of the section entitled "Investment Objectives and Policies":

     The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the "Investment Company Act") and is not subject to the diversification requirements of the Investment Company Act. This policy is fundamental and may only be changed by shareholder vote. Accordingly, the Fund may invest more than 5% of the value of its assets in the obligations of a single issuer subject to the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), in order to qualify as a regulated investment company (a "RIC") for U.S. federal income tax purposes. In order to qualify as a RIC under the Code, the Fund must comply with certain requirements, including limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer, or any two or more issuers which are controlled by the Fund and engaged in the same, similar or related businesses, and (ii) with respect to 50% of the market value of its total assets, not more than 5%

of the market value of its total assets will be invested in the securities of a single issuer, and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. Investment in the securities of the U.S. Government, its agencies and instrumentalities are not included within the definition of "issuer" for purposes of the diversification requirements of the Code, while foreign government securities are included within such definition.

     Although operating as a non-diversified fund increases the flexibility with which MLAM manages the Fund's assets, to the extent the Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund may be more susceptible than would be a more widely diversified fund to any single economic, political or regulatory occurrence or to changes in an issuer's financial condition or in the market's assessment of the issuers.

Code # 10479-1095ALL




           MERRILL LYNCH GROWTH FUND FOR INVESTMENT AND RETIREMENT

                    SUPPLEMENT DATED OCTOBER 18, 1995 TO
         STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 1995


     The Fund's shareholders have approved a proposal to change the Fund's status from a diversified to a non-diversified fund. In addition, the Fund's shareholders have approved a proposal to permit the Fund to invest up to 5% of its total assets in debt securities rated investment grade or rated below investment grade by a nationally recognized rating agency (e.g., rated below Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P")) or in unrated debt securities which, in the judgment of Merrill Lynch Asset Management, L.P. ("MLAM"), possess similar credit characteristics as debt securities rated below investment grade (commonly
known as "junk bonds").   Accordingly, the disclosure in the Fund's Statement
of Additional Information is amended as set forth below. All other references in the Statement of Additional Information to the contrary are modified in accordance with the following.

     The following is added to the section entitled "Investment Objective and Policies -- Other Investment Policies and Practices":

     Investment in Lower Rated Debt Securities: As described in the Fund's Prospectus, the Fund may invest in debt securities rated below investment grade by a nationally recognized rating agency (e.g., rated below Baa by Moody's or BBB by S&P) or in unrated debt securities which, in the judgment of MLAM, possess similar credit characteristics as debt securities rated below investment grade (commonly known as "junk bonds").

     Investment in junk bonds involves substantial risk. Securities rated Ba or lower by Moody's or BB or lower by S&P are considered by those rating agencies to be predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security, and generally involve greater volatility of price than securities in higher rating categories. More specifically, junk bonds may be issued by less creditworthy companies or by larger, highly leveraged companies and are frequently issued in corporate restructurings such as mergers and leveraged buyouts. Such securities are particularly vulnerable to adverse changes in the issuer's industry and in general economic conditions. Junk bonds frequently are junior obligations of their issuers, so that in the event of the issuer's bankruptcy, claims of the holders of junk bonds will be satisfied only after satisfaction of the claims of senior security holders. While the junk bonds in which the Fund intends to invest do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after the Fund purchases a particular security, in which case the Fund may experience losses and incur costs.

     Junk bonds tend to be more volatile than higher rated fixed income securities so that adverse economic events may have a greater impact on the prices of junk bonds than on higher rated fixed income securities. Like higher rated fixed income securities, junk bonds are generally purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the junk bond market, which may be less liquid than the market for higher rated fixed income securities even under normal economic conditions. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market and may cause the prices the Fund receives for its junk bonds to be reduced, or the Fund may experience difficulty in liquidating a portion of its portfolio. Under such conditions, judgment may play a greater role in valuing certain of the Fund's portfolio securities than in the case of securities trading in a more liquid market.

     The following disclosure is added to the first paragraph of the section entitled "Investment Objectives and Policies":

     The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the "Investment Company Act") and is not subject to the diversification requirements of the Investment Company Act. This policy is fundamental and may only be changed by shareholder vote. Accordingly, the Fund may invest more than 5% of the value of its assets in the obligations of a single issuer subject to the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), in order to qualify as a regulated investment company (a "RIC") for U.S. federal income tax purposes. In order to qualify as a RIC under the Code, the Fund must comply with certain requirements, including limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer, or any two or more issuers which are controlled by the Fund and engaged in the same, similar or related businesses, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer, and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. Investment in the securities of the U.S. Government, its agencies and instrumentalities are not included within the definition of "issuer" for purposes of the diversification requirements of the Code, while foreign government securities are included within such definition.

     Although operating as a non-diversified fund increases the flexibility with which MLAM manages the Fund's assets, to the extent the Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund may be more susceptible than would be a more widely diversified fund to any single economic, political or regulatory occurrence or to changes in an issuer's financial condition or in the market's assessment of the issuers.

Code # 10480-1095ALL